Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($)	Jan. 31, 2015
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1		6.54
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2		1.48
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3		110.84%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4		184.40%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5		5.20
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6		28.40
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7		2.07%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8		0.18%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9		0.00%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10		0.00%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	6.42
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	2.14
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	121.27%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	142.13%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	$ 4.80
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	$ 5.60
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	1.80%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	0.53%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	0.00%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	0.00%